Arca U.S. Treasury Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2022

Principal Amount	SHORT-TERM INVESTMENTS - 120.1%			Fair Value
	U.S. TREASURY SECURITIES - 99.9%	Yield Rate (%)	Maturity
$ 275,000	U.S. Treasury Bill	0.51	6/30/2022	$ 274,650
91,000	U.S. Treasury Bill	1.02	9/29/2022	90,541
	TOTAL U.S. TREASURY SECURITIES (Cost - $365,172)			365,191

Shares
	MONEY MARKET FUND - 20.2%
73,941	Fidelity Treasury Portfolio - Institutional Shares, 0.14% + (Cost - $73,941)			73,941

	TOTAL INVESTMENTS - 120.1% (Cost - $439,113)			$ 439,132
	LIABILITIES IN EXCESS OF OTHER ASSETS - NET - (20.1) %			(73,445)
	NET ASSETS - 100.0%			$ 365,687

+ Money market fund; interest rate reflects seven-day effective yield on March 31, 2022.